Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC  20004
Tel:  202.739.3000
Fax:  202.739.3001
www.morganlewis.com

  November 30, 2009


U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:      The Advisors' Inner Circle Fund (File Nos. 033-42484 and 811-06400)
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Ladies and Gentlemen:

On behalf of our client, The Advisors' Inner Circle Fund (the "Trust"), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter certifying that the form of Prospectuses and Statement of Additional Information for the Trust's USFS Funds Limited Duration Government Fund and USFS Funds Tactical Asset Allocation Fund that would have been filed under Rule 497(c) would not have differed from that contained in the Trust's Post-Effective Amendment No. 115, which was filed with the U.S. Securities and Exchange Commission on November 30, 2009.

Please do not hesitate to contact me at 202.739.5654 should you have any questions.

Very truly yours,

/s/ W. John McGuire
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W. John McGuire